ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Aug. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Components of Accumulated Other Comprehensive Loss
The following table summarizes the changes in the accumulated balances for each component of accumulated other comprehensive loss attributable to Accenture plc:

	Fiscal
	2023	2022	2021
Foreign currency translation
Beginning balance	$(1,852,320)	$(975,064)	$(1,010,279)
Foreign currency translation	349,151	(904,530)	36,562
Income tax benefit (expense)	918	6,975	(346)
Portion attributable to noncontrolling interests	(8,381)	20,299	(1,001)
Foreign currency translation, net of tax	341,688	(877,256)	35,215
Ending balance	(1,510,632)	(1,852,320)	(975,064)

Defined benefit plans
Beginning balance	(348,771)	(559,958)	(615,223)
Actuarial gains (losses)	147,499	238,865	(50,166)
Pension settlement	(9,481)	—	39,016
Prior service costs arising during the period	11,888	1,052	27,570
Reclassifications into net periodic pension and post-retirement expense	34,634	51,061	49,864
Income tax benefit (expense)	(62,147)	(79,567)	(10,959)
Portion attributable to noncontrolling interests	(125)	(224)	(60)
Defined benefit plans, net of tax	122,268	211,187	55,265
Ending balance	(226,503)	(348,771)	(559,958)

Cash flow hedges
Beginning balance	10,749	115,525	63,714
Unrealized gain (loss)	(64,331)	(14,310)	168,244
Reclassification adjustments into Cost of services	27,865	(92,275)	(102,676)
Income tax benefit (expense)	19,734	1,698	(13,701)
Portion attributable to noncontrolling interests	17	111	(56)
Cash flow hedges, net of tax	(16,715)	(104,776)	51,811
Ending balance (1)	(5,966)	10,749	115,525

Investments
Beginning balance	—	—	(49)
Unrealized gain (loss)	—	—	49
Income tax benefit (expense)	—	—	—
Portion attributable to noncontrolling interests	—	—	—
Investments, net of tax	—	—	49
Ending balance	—	—	—

Accumulated other comprehensive loss	$(1,743,101)	$(2,190,342)	$(1,419,497)
(1)As of August 31, 2023, $2,975 of net unrealized gains related to derivatives designated as cash flow hedges is expected to be reclassified into cost of services in the next twelve months.